Loans and borrowings - Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Aug. 28, 2020
Disclosure of financial liabilities [line items]
Borrowings	€ 788,836	€ 723,230
Current portion	61,945	676
Non-current portion	726,891	722,554
Non-current financing - Senior debt facility
Disclosure of financial liabilities [line items]
Borrowings	788,800	722,600
Non-current financing - Senior debt facility | Cost
Disclosure of financial liabilities [line items]
Borrowings	630,000	630,000
Capitalized financing fees | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	4,704	6,446
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings	99,100	99,100	€ 99,000
Revolving Credit Facility (RCF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	99,000	99,000
Supplemental Liquidity Facility (SLF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	61,324	0
Other bank loans
Disclosure of financial liabilities [line items]
Borrowings	3,200
Current portion	600
Other bank loans | Cost
Disclosure of financial liabilities [line items]
Borrowings	3,216	0
Bank overdraft | Cost
Disclosure of financial liabilities [line items]
Borrowings	€ 0	€ 676